Capital Management (Tables)	12 Months Ended
Dec. 31, 2023
Capital Management [Abstract]
Schedule of Capital Structure	The Company’s capital structure consists of the following:
As at December 31 ($ thousands)	2023	2022
Face value of term debt (Note 15)	$396,780	$295,173
Shareholders’ equity	712,940	837,771
Working capital, excluding current portion of term debt, warrant liability and risk management contracts	(96,899)	(76,860)
Net managed capital	$1,012,821	$1,056,084